Financial instruments - Schedule of financial debts (Details) - USD ($) $ in Millions	Jun. 30, 2019	Apr. 02, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	$ 1,751		$ 0
Current financial debts	1,771		47
Total financial debts	3,522	$ 3,500	47
Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	498		0
Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	792		0
Facility C [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	396		0
Local Facilities, Japan [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	65		0
Current financial debts	86		0
Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	0		0
Bridge facility [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	1,496		0
Local Facilities, Other [Member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	129		32
Other Short-term Financial Debts [Member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	48		15
Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	$ 12		$ 0